CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 44.6%
Communications - 1.1%
Comcast Corp., 2.759%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	5,520,000	5,543,454
Crown Castle Towers LLC, 3.222%, 5/15/42 (2)	2,765,000	2,799,279
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (2)	1,687,500	1,691,719
Verizon Communications, Inc., 3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	6,567,000	6,656,886
		16,691,338

Consumer, Cyclical - 5.3%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	6,680,000	6,743,460
American Airlines Pass-Through Trust:
4.40%, 3/22/25	1,946,396	2,002,550
5.25%, 7/15/25	3,128,400	3,304,997
5.60%, 1/15/22 (2)	5,302,416	5,399,715
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	10,427,000	10,316,828
3.226%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	14,310,000	14,273,474
3.336%, 3/18/21	4,500,000	4,520,685
3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	2,200,000	2,171,862
3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	4,509,000	4,439,633
3.495%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	4,700,000	4,706,240
Tapestry, Inc.:
4.125%, 7/15/27 (3)	5,000,000	5,030,329
4.25%, 4/1/25	3,500,000	3,630,841
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	1,190,216	1,226,339
6.00%, 4/23/22 (2)	941,594	956,801
WestJet Airlines Ltd., 3.50%, 6/16/21 (2)	8,885,000	8,935,380
Wyndham Destinations, Inc., 5.40%, 4/1/24	3,499,000	3,682,488
		81,341,622

Consumer, Non-cyclical - 5.0%
Becton Dickinson and Co.:
2.675%, 12/15/19	6,600,000	6,602,740
2.894%, 6/6/22	2,628,000	2,662,472
3.194%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	10,860,000	10,861,786
Conagra Brands, Inc., 3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	2,992,000	2,992,624
CVS Health Corp.:
3.70%, 3/9/23	7,736,000	7,991,600
4.10%, 3/25/25	20,477,000	21,599,837
CVS Pass-Through Trust, 6.036%, 12/10/28	1,355,971	1,518,425
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (2)	5,000,000	5,177,961
Kraft Heinz Foods Co., 3.365%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	6,800,000	6,772,362
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,268,180

Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	2,236,000	2,352,440
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	5,034,000	5,020,156
		76,820,583

Energy - 1.0%
Oceaneering International, Inc., 4.65%, 11/15/24	6,128,000	6,036,080
TerraForm Power Operating LLC, 6.625%, 6/15/25 (2)	8,910,000	9,388,913
		15,424,993

Financial - 20.9%
Ally Financial, Inc., 4.125%, 3/30/20	16,157,000	16,353,631
Athene Global Funding, 3.826%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	12,065,000	12,173,868
Bank of America Corp.:
2.816% to 7/21/22, 7/21/23 (4)	15,000,000	15,152,701
2.881% to 4/24/22, 4/24/23 (4)	7,200,000	7,292,289
3.124% to 1/20/22, 1/20/23 (4)	6,000,000	6,097,229
3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	3,837,000	3,843,003
3.499% to 5/17/21, 5/17/22 (4)	11,518,000	11,748,595
3.55% to 3/5/23, 3/5/24 (4)	11,523,000	11,940,659
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (4)	11,944,000	12,252,379
Capital One Financial Corp.:
3.30%, 10/30/24	7,082,000	7,266,384
3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	22,500,000	22,457,221
Capital One NA:
2.25%, 9/13/21	2,000,000	1,992,955
2.65%, 8/8/22	3,385,000	3,402,988
Citigroup, Inc.:
2.65%, 10/26/20	7,980,000	8,009,277
2.70%, 3/30/21	7,000,000	7,035,907
2.75%, 4/25/22	7,200,000	7,271,890
2.876% to 7/24/22, 7/24/23 (4)	14,000,000	14,179,547
3.142% to 1/24/22, 1/24/23 (4)	8,405,000	8,547,534
3.569%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (1)	3,590,000	3,618,482
5.80% to 11/15/19 (4)(5)	3,520,000	3,533,200
6.125% to 11/15/20 (4)(5)	6,000,000	6,167,100
Credit Acceptance Corp., 6.125%, 2/15/21	2,507,000	2,511,701
Crown Castle International Corp.:
3.20%, 9/1/24	3,500,000	3,574,887
3.40%, 2/15/21	4,000,000	4,055,032
Digital Realty Trust LP, 2.75%, 2/1/23	5,000,000	4,996,728
Discover Bank:
3.10%, 6/4/20	1,000,000	1,004,943
4.682% to 8/9/23, 8/9/28 (4)	8,750,000	9,075,150
8.70%, 11/18/19	2,107,000	2,153,885
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (4)	5,033,000	5,074,355
2.905% to 7/24/22, 7/24/23 (4)	5,484,000	5,538,045
2.908% to 6/5/22, 6/5/23 (4)	6,000,000	6,067,616
3.581%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (1)	4,000,000	4,008,963
3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	6,749,000	6,660,215

Marsh & McLennan Cos., Inc., 3.519%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	2,129,000	2,135,215
Morgan Stanley:
3.125%, 1/23/23	8,000,000	8,183,210
3.78%, (3 mo. USD LIBOR + 1.22%), 5/8/24 (1)	7,200,000	7,305,034
3.981%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (1)	12,000,000	12,236,216
4.875%, 11/1/22	4,875,000	5,220,488
Radian Group, Inc., 4.875%, 3/15/27	4,214,000	4,250,873
Regions Financial Corp., 2.75%, 8/14/22	2,545,000	2,563,406
Synchrony Financial:
3.806%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	3,000,000	3,012,223
4.25%, 8/15/24	6,058,000	6,313,126
4.50%, 7/23/25	19,123,000	20,080,761
Synovus Financial Corp., 3.125%, 11/1/22	4,533,000	4,559,020
		320,917,931

Industrial - 4.7%
CNH Industrial Capital LLC, 3.375%, 7/15/19	6,700,000	6,701,673
Jabil, Inc.:
3.95%, 1/12/28 (3)	6,670,000	6,559,478
4.70%, 9/15/22	7,583,000	7,935,230
JSL Europe SA, 7.75%, 7/26/24 (2)	4,070,000	4,161,575
Nvent Finance S.a.r.l., 3.95%, 4/15/23	5,906,000	5,990,663
Owens Corning, 4.20%, 12/15/22	5,322,000	5,540,267
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (2)	2,500,000	2,548,789
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	9,448,800	9,484,233
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	3,160,000	3,159,045
3.00%, 7/15/22 (2)	2,625,000	2,658,095
3.55%, 4/15/24 (2)	3,800,000	3,911,311
Wabtec Corp.:
3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	2,365,000	2,359,031
4.40%, 3/15/24	10,335,000	10,944,226
		71,953,616

Technology - 4.9%
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,379,420
CA, Inc., 5.375%, 12/1/19	1,160,000	1,170,403
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (2)	21,000,000	21,633,712
DXC Technology Co., 3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	21,948,000	21,948,309
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	3,060,000	3,060,542
Marvell Technology Group Ltd., 4.20%, 6/22/23	4,500,000	4,687,505
Microchip Technology, Inc., 4.333%, 6/1/23	5,305,000	5,527,486
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (2)	3,705,000	3,890,250
Seagate HDD Cayman, 4.875%, 3/1/24	4,000,000	4,106,847
Western Digital Corp., 4.75%, 2/15/26	1,870,000	1,839,239
		74,243,713

Utilities - 1.7%
Avangrid, Inc., 3.15%, 12/1/24	10,714,000	10,926,908
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	8,150,000	8,223,758

WGL Holdings, Inc., 2.925%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	6,600,000	6,595,051
		25,745,717

Total Corporate Bonds (Cost $672,284,237)		683,139,513

ASSET-BACKED SECURITIES - 26.6%
Automobile - 5.2%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	1,025,000	1,024,986
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	11,717,000	11,712,803
Series 2015-1A, Class A, 2.50%, 7/20/21 (2)	5,500,000	5,505,759
Series 2015-1A, Class B, 3.22%, 7/20/21 (2)	16,950,000	17,043,222
Chesapeake Funding II LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29 (2)	2,646,695	2,633,916
Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	11,704,405	11,671,647
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Class B, 2.94%, 10/15/24 (2)	2,520,000	2,521,515
Series 2017-1A, Class B, 3.04%, 12/15/25 (2)	2,000,000	2,004,818
Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	4,315,000	4,314,913
Series 2017-3A, Class A, 2.65%, 6/15/26 (2)	2,107,000	2,111,027
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 2/22/22 (2)	7,135,000	7,117,146
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	2,850,521	2,845,460
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	2,170,000	2,170,829
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	880,166	879,816
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	6,428,296	6,525,808
		80,083,665

Clean Energy - 0.3%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	1,020,368	1,019,527
SolarCity LMC Series III LLC, Series 2014-2, Class A, 4.02%, 7/20/44 (2)	3,241,966	3,270,022
		4,289,549

Consumer Loan - 11.3%
Avant Loans Funding Trust:
Series 2017-A, Class C, 6.05%, 5/15/24 (2)	3,725,956	3,737,232
Series 2018-A, Class B, 3.95%, 12/15/22 (2)	5,000,000	5,031,755
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	5,000,905	5,020,671
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	658,498	658,921
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	1,033,442	1,035,814
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	766,877	769,938
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	1,271,766	1,281,104
Series 2019-A, Class A, 3.40%, 10/16/23 (2)	3,554,106	3,572,914
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	634,774	636,257
Series 2017-P1, Class B, 3.56%, 9/15/23 (2)	2,393,500	2,396,159
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	2,052,725	2,048,710
Series 2019-P1, Class A, 2.94%, 7/15/26 (2)	2,720,000	2,729,471

Marlette Funding Trust:
Series 2017-3A, Class A, 2.36%, 12/15/24 (2)	147,855	147,811
Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	1,188,113	1,187,678
Series 2019-2A, Class A, 3.13%, 7/16/29 (2)	12,140,000	12,213,108
OneMain Financial Issuance Trust:
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	2,089,226	2,095,203
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	15,883,000	15,854,911
Series 2017-1A, Class A2, 3.201%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	6,350,000	6,364,671
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (2)	8,834,000	8,995,542
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (2)	6,745,000	6,743,926
Oportun Funding VIII LLC, Series 2018-A, Class B, 4.45%, 3/8/24 (2)	5,380,000	5,450,990
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	2,433,608	2,480,387
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	1,323,639	1,325,557
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	9,994,071	9,997,077
Series 2018-1A, Class A, 3.11%, 6/17/24 (2)	2,895,105	2,896,825
Series 2018-1A, Class B, 3.90%, 6/17/24 (2)	8,534,000	8,574,714
Series 2018-1A, Class C, 4.87%, 6/17/24 (2)	1,000,000	1,016,930
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	13,154,950	13,204,504
Series 2018-2A, Class B, 3.96%, 10/15/24 (2)	14,348,000	14,536,630
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (2)	14,140,764	14,311,261
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28 (2)	7,200,000	7,295,474
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	6,831,171	6,838,666
Verizon Owner Trust:
Series 2016-1A, Class B, 1.46%, 1/20/21 (2)	1,475,000	1,471,273
Series 2017-2A, Class A, 1.92%, 12/20/21 (2)	1,485,000	1,482,168
		173,404,252

Equipment - 0.1%
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22 (2)	1,250,000	1,248,764

Other - 3.8%
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49 (2)	2,390,000	2,394,957
Series 2019-1A, Class B, 4.14%, 7/26/49 (2)	1,920,000	1,924,026
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39 (2)	4,665,000	4,676,644
NextGear Floorplan Master Owner Trust:
Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	5,050,000	5,043,947
Series 2017-2A, Class A2, 2.56%, 10/17/22 (2)	1,955,000	1,959,669
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (2)	7,000,000	7,000,409
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (2)	18,772,217	19,559,488
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	5,010,293	5,152,053
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (2)	10,000,000	10,019,495
		57,730,688

Single-Family Rental - 2.1%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.244%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	2,731,330	2,717,133
Series 2017-SFR2, Class C, 3.844%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	735,000	737,005

Series 2018-SFR2, Class D, 3.844%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	15,062,000	14,964,707
Series 2018-SFR3, Class D, 4.044%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	4,000,000	4,000,455
Progress Residential Trust:
Series 2015-SFR2, Class D, 3.684%, 6/12/32 (2)	1,221,000	1,221,402
Series 2015-SFR3, Class E, 5.66%, 11/12/32 (2)	8,485,000	8,564,637
		32,205,339

Student Loan - 0.2%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (2)	726,427	729,502
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.654%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	869,769	872,177
Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	350,055	349,431
Series 2015-A, Class A2, 2.42%, 3/25/30 (2)	444,908	444,695
Series 2015-B, Class B, 3.52%, 3/25/36 (2)	1,733,349	1,730,953
		4,126,758

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC:
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	418,994	418,765
Series 2015-2A, Class B, 3.02%, 6/20/32 (2)	528,791	526,949
Series 2015-3A, Class B, 3.08%, 9/20/32 (2)	682,908	683,297
		1,629,011

Whole Business - 3.5%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	3,203,026	3,410,643
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	7,163,800	7,341,326
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	5,983,000	6,204,150
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	1,678,050	1,763,867
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	8,418,200	8,670,534
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	6,014,550	6,144,103
Jack In The Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (2)	4,445,000	4,445,000
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	7,637,288	7,886,712
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	7,071,563	7,433,524
		53,299,859

Total Asset-Backed Securities (Cost $404,235,686)		408,017,885

U.S. TREASURY OBLIGATIONS - 5.1%
U.S. Treasury Inflation Index Note, 0.125%, 4/15/22 (6)	14,957,009	14,842,387
U.S. Treasury Notes:
2.125%, 5/31/21	15,000,000	15,099,316
2.25%, 3/31/21	17,650,000	17,785,478
2.375%, 2/29/24	3,655,000	3,756,655
2.375%, 5/15/29 (3)	1,985,000	2,050,404
2.50%, 2/28/21	14,500,000	14,661,709
2.50%, 1/31/24	1,840,000	1,899,764
2.75%, 11/30/20	7,789,400	7,886,767

Total U.S. Treasury Obligations (Cost $77,143,709)		77,982,480

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.1%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	712,004	713,784
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 5.204%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	3,509,469	3,569,471
Series 2016-HQA1, Class M2, 5.154%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (1)	2,458,676	2,491,468
Series 2016-HQA2, Class M2, 4.654%, (1 mo. USD LIBOR + 2.25%), 11/25/28 (1)	1,901,520	1,929,603
Series 2017-DNA3, Class M1, 3.154%, (1 mo. USD LIBOR + 0.75%), 3/25/30 (1)	3,170,852	3,182,287
Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	5,279,000	5,402,385
Series 2017-HQA3, Class M1, 2.954%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (1)	796,300	797,445
Series 2019-DNA2, Class M2, 4.854%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(2)	11,225,000	11,438,258
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	9,993,267	10,457,754
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	16,750,190	17,699,979
Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	12,987,350	13,519,274
Series 2014-C04, Class 1M2, 7.304%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	11,245,615	12,458,724
Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (1)	1,400,000	1,437,949
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.28%, (1 mo. USD LIBOR + 0.85%), 12/16/59 (1)(2)	2,465,023	2,458,667
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(7)	6,420,000	6,488,200

Total Collateralized Mortgage-Backed Obligations (Cost $93,976,178)		94,045,248

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
CLNS Trust, Series 2017-IKPR, Class B, 3.412%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	6,770,000	6,776,369
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	4,200,000	4,161,412
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (2)(8)	1,920,000	1,785,312
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (1)(2)	14,500,000	14,522,788
Motel 6 Trust:
Series 2017-MTL6, Class B, 3.584%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (1)(2)	3,888,397	3,893,668
Series 2017-MTL6, Class C, 3.794%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	3,848,765	3,855,298
Series 2017-MTL6, Class D, 4.544%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	1,941,997	1,953,666
RETL Trust:
Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	6,082,797	6,101,436
Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	10,175,000	10,213,124

Total Commercial Mortgage-Backed Securities (Cost $53,452,538)		53,263,073

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	6,000,000	6,028,560

Total Sovereign Government Bonds (Cost $5,996,949)		6,028,560

FLOATING RATE LOANS (9) - 2.8%

Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	3,523,375	3,517,632

Business Equipment and Services - 0.5%
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	5,189,550	5,156,035
First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	2,356,203	2,356,206
		7,512,241

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	2,348,810	2,348,310
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,820,000	2,767,319
		5,115,629

Cosmetics/Toiletries - 0.0% (10)
Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	556,092	553,798

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	5,271,362	5,245,949

Electronics/Electrical - 0.6%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	555,558	556,203
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	5,251,481	5,239,990
MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	275,834	271,007
Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,862,774	1,830,176
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	875,556	871,907
		8,769,283

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	3,206,598	3,205,485

Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)	385,345	6,078

Industrial Equipment - 0.0% (10)
Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	534,688	534,799

Insurance - 0.2%
Asurion, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 11/3/23	2,771,012	2,768,588

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), 5/23/25	756,190	746,738

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	776,100	774,726

Telecommunications - 0.3%
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	1,150,000	1,141,974

Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	2,850,835	2,812,825
		3,954,799

Total Floating Rate Loans (Cost $43,236,679)		42,705,745

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
U.S. Department of Housing and Urban Development:
2.55%, 8/1/20	1,500,000	1,507,870
2.57%, 8/1/21	1,000,000	1,010,106

Total U.S. Government Agencies and Instrumentalities (Cost $2,500,000)		2,517,976

COMMERCIAL PAPER - 9.0%
AT&T, Inc., 2.787%, 12/10/19 (2)(14)	18,500,000	18,277,167
AutoZone, Inc., 2.496%, 7/11/19 (2)(14)	19,685,000	19,671,549
Avangrid, Inc., 2.612%, 7/15/19 (2)(14)	15,000,000	14,985,008
CNH Industrial Capital LLC, 2.692%, 7/8/19 (2)(14)	28,300,000	28,285,418
Ford Motor Credit Co. LLC, 3.414%, 8/1/19 (2)(14)	10,815,000	10,783,988
Marriott International, Inc., 2.589%, 7/22/19 (2)(14)	15,208,000	15,182,380
Sherwin-Williams Co. (The):
2.592%, 7/31/19 (2)(14)	13,750,000	13,720,781
2.756%, 7/22/19 (2)(14)	17,000,000	16,973,118

Total Commercial Paper (Cost $137,879,632)		137,879,409

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	2,056,838	2,056,838

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,056,838)		2,056,838

TOTAL INVESTMENTS (Cost $1,492,762,446) - 98.4%		1,507,636,727
Other assets and liabilities, net - 1.6%		24,799,526
NET ASSETS - 100.0%		1,532,436,253

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $733,320,246, which represents 47.9% of the net assets of the Fund as of June 30, 2019.

(3) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $9,456,550 and the total market value of the collateral received by the Fund was $9,781,093, comprised of cash of $2,056,838 and U.S. Government and/or agencies securities of $7,724,255.

(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(7) Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2019.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.

(10) Amount is less than 0.05%.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3.
(12) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of June 30, 2019.
(13) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(14) Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2019, the aggregate value of these securities is $137,879,409, representing 9.0% of the Fund's net assets.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	1,887	9/30/19	$406,044,071	$1,526,805
U.S. 5-Year Treasury Note	528	9/30/19	62,386,500	772,678
Total Long				$2,299,483
Short:
U.S. Ultra 10-Year Treasury Note	(167)	9/30/19	($23,066,875)	($499,999)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,299,483 and $499,999, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$683,139,513	$—	$683,139,513
Asset-Backed Securities		408,017,885	—	408,017,885
U.S. Treasury Obligations	—	77,982,480	—	77,982,480
Collateralized Mortgage-Backed Obligations	—	94,045,248	—	94,045,248
Commercial Mortgage-Backed Securities	—	53,263,073	—	53,263,073
Sovereign Government Bonds	—	6,028,560	—	6,028,560
Floating Rate Loans	—	42,699,667	6,078	42,705,745
U.S. Government Agencies and Instrumentalities	—	2,517,976	—	2,517,976
Commercial Paper	—	137,879,409	—	137,879,409
Short Term Investment of Cash Collateral for Securities Loaned	2,056,838	—	—	2,056,838
Total Investments	$2,056,838	$1,505,573,811	$6,078	$1,507,636,727
Futures Contracts	$2,299,483	$—	$—	$2,299,483
Total	$4,356,321	$1,505,573,811	$6,078	$1,509,936,210

Liabilities
Futures Contracts	$(499,999)	$—	$—	$(499,999)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.